Operating Segment and Revenue Information - Revenue by Therapeutic Area and Product (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 3,197,812	¥ 3,291,188	¥ 2,097,224
Total Rare Diseases
Disclosure of products and services [line items]
Revenue from contracts with customers	591,746	634,888	129,421
Total Gastroenterology
Disclosure of products and services [line items]
Revenue from contracts with customers	777,800	697,896	539,318
ENTYVIO
Disclosure of products and services [line items]
Revenue from contracts with customers	429,281	347,196	269,199
TAKECAB-F
Disclosure of products and services [line items]
Revenue from contracts with customers	84,822	72,713	58,241
GATTEX/REVESTIVE
Disclosure of products and services [line items]
Revenue from contracts with customers	64,564	61,812	12,753
DEXILANT
Disclosure of products and services [line items]
Revenue from contracts with customers	55,572	62,797	69,197
PANTOLOC/CONTROLOC
Disclosure of products and services [line items]
Revenue from contracts with customers	43,120	49,463	61,629
ALOFISEL
Disclosure of products and services [line items]
Revenue from contracts with customers	784	373	45
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	99,657	103,542	68,254
Total Rare Metabolic
Disclosure of products and services [line items]
Revenue from contracts with customers	162,620	170,825	42,302
ELAPRASE
Disclosure of products and services [line items]
Revenue from contracts with customers	68,786	67,924	15,083
REPLAGAL
Disclosure of products and services [line items]
Revenue from contracts with customers	51,764	51,253	11,437
VPRIV
Disclosure of products and services [line items]
Revenue from contracts with customers	38,518	38,013	8,688
NATPARA/NATPAR
Disclosure of products and services [line items]
Revenue from contracts with customers	3,552	13,635	7,094
Total Rare Hematology
Disclosure of products and services [line items]
Revenue from contracts with customers	289,799	334,240	66,704
ADVATE
Disclosure of products and services [line items]
Revenue from contracts with customers	128,535	157,856	32,099
ADYNOVATE/ADYNOVI
Disclosure of products and services [line items]
Revenue from contracts with customers	58,070	58,672	10,740
FEIBA
Disclosure of products and services [line items]
Revenue from contracts with customers	44,495	51,508	9,634
RECOMBINATE
Disclosure of products and services [line items]
Revenue from contracts with customers	13,389	17,089	2,769
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	45,310	49,115	11,462
Total HAE (Hereditary Angioedema)
Disclosure of products and services [line items]
Revenue from contracts with customers	139,327	129,823	20,415
TAKHZYRO
Disclosure of products and services [line items]
Revenue from contracts with customers	86,718	68,271	9,729
FIRAZYR
Disclosure of products and services [line items]
Revenue from contracts with customers	26,824	32,662	6,416
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	25,785	28,890	4,270
PDT Immunology:
Disclosure of products and services [line items]
Revenue from contracts with customers	420,389	394,165	93,479
immunoglobulin
Disclosure of products and services [line items]
Revenue from contracts with customers	334,874	298,697	73,462
albumin
Disclosure of products and services [line items]
Revenue from contracts with customers	57,580	67,215	12,299
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	27,935	28,253	7,718
Total Oncology
Disclosure of products and services [line items]
Revenue from contracts with customers	416,512	420,956	399,440
VELCADE
Disclosure of products and services [line items]
Revenue from contracts with customers	101,112	118,321	127,869
LEUPLIN/ENANTONE
Disclosure of products and services [line items]
Revenue from contracts with customers	95,365	109,048	110,074
NINLARO
Disclosure of products and services [line items]
Revenue from contracts with customers	87,396	77,555	62,171
ADCETRIS
Disclosure of products and services [line items]
Revenue from contracts with customers	59,432	52,672	42,903
ICLUSIG
Disclosure of products and services [line items]
Revenue from contracts with customers	34,193	31,815	28,705
ALUNBRIG
Disclosure of products and services [line items]
Revenue from contracts with customers	8,806	7,237	5,199
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	30,208	24,308	22,519
Total Neuroscience
Disclosure of products and services [line items]
Revenue from contracts with customers	417,297	438,520	154,670
VYVANSE/ELVANSE
Disclosure of products and services [line items]
Revenue from contracts with customers	271,531	274,077	49,354
TRINTELLIX
Disclosure of products and services [line items]
Revenue from contracts with customers	68,869	70,666	57,550
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	76,897	93,777	47,766
Total Other
Disclosure of products and services [line items]
Revenue from contracts with customers	574,068	704,763	780,896
AZIL VA-F
Disclosure of products and services [line items]
Revenue from contracts with customers	82,205	76,749	70,762
NESINA/VIPIDIA-F
Disclosure of products and services [line items]
Revenue from contracts with customers	57,670	57,958	54,789
LOTRIGA
Disclosure of products and services [line items]
Revenue from contracts with customers	31,765	31,752	30,856
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 402,428	¥ 538,304	¥ 624,489